Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 111,786,350
Employer contributions	31,371,970
Rollover contributions	18,801,536
Total contributions	161,959,856
Investment income:
Net realized and unrealized appreciation in fair value of investments	320,290,416
Dividend and interest income on investments	10,448,113
Total investment income	330,738,529
Interest income on notes receivable from participants	773,052
Total additions	493,471,437
Deductions:
Benefits paid to participants	146,630,018
Administrative expenses	1,396,428
Total deductions	148,026,446
Net increase in net assets available for benefits	345,444,991
Net assets available for benefits at:
Beginning of year	1,759,947,843
End of year	$ 2,105,392,834